Decommissioning Liability (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Decommissioning Liability
The following table reconciles the decommissioning liability:

($ millions)	2018	2017
Decommissioning liability, beginning of year	1,344.2	1,314.4
Liabilities incurred	38.6	39.9
Liabilities acquired through capital acquisitions	0.4	25.1
Liabilities disposed through capital dispositions	(68.3)	(66.5)
Liabilities settled	(25.3)	(25.1)
Revaluation of acquired decommissioning liabilities (1)	0.6	42.8
Change in estimated future costs	(79.9)	2.8
Change in discount rate	(20.2)	(7.2)
Accretion expense	30.6	30.3
Reclassified as liabilities associated with assets held for sale	—	(4.6)
Foreign exchange	10.0	(7.7)
Decommissioning liability, end of year	1,230.7	1,344.2
Expected to be incurred within one year	26.9	33.7
Expected to be incurred beyond one year	1,203.8	1,310.5

(1)
These amounts relate to the revaluation of acquired decommissioning liabilities at the end of the period using a risk-free discount rate. At the date of acquisition, acquired decommissioning liabilities are fair valued.